Income Taxes	9 Months Ended	12 Months Ended
	Nov. 01, 2014	Feb. 01, 2014
Income Taxes
INCOME TAXES

6.  INCOME TAXES

The effective tax rate was 36.0% and 35.6% for the third quarters of fiscal 2014 and fiscal 2013, respectively.  The increase in the effective tax rate in the third quarter of fiscal 2014 was due primarily to fewer credits under the Work Opportunity Tax Credit program.

The effective tax rate for the first nine months of fiscal 2014 was 41.9% compared to 36.0% in the same period in the prior year.  The effective tax rate for the first nine months of fiscal 2014 is higher than the prior year primarily due to a change in status of our Canadian subsidiary, which resulted in the write off of certain deferred tax assets.  In addition, the prior year includes state tax credits due to a change in tax law. We currently estimate our annualized effective tax rate for fiscal 2014 to be approximately 39%.

Note 7.  Income taxes

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of deferred tax assets and liabilities as of the respective year-end balance sheets for The Michaels Companies, Inc. and Michaels Stores, Inc. are as follows:

	Deferred tax asset (liability)
	February 1, 2014		February 2, 2013
The Michaels Companies, Inc. (In millions)
	Current	Noncurrent	Current	Noncurrent

Net operating loss, general business credit, foreign tax credit and alternative minimum tax credit carryforwards	$—	$9	$—	$10
Merchandise inventories	(10)	—	(12)	—
Accrued expenses	11	1	13	1
State income taxes	(1)	4	(1)	3
Vacation accrual	8	—	7	—
Share-based compensation	—	22	—	29
Deferred rent	2	15	2	14
Other deferred tax assets	7	4	4	3
State valuation allowance	—	(9)	—	(10)
Bonus accrual	—	2	—	3
Gift cards	5	—	4	—
Property and equipment	—	(25)	—	(29)
Foreign taxes	—	—	1	—
Workers' compensation	19	—	19	—
Cancellation of debt income	—	(40)	—	(39)
Original issue discount related to cancellation of debt income-	—	41	—	41
Other deferred tax (liabilities) assets	(3)	2	(4)	2

	$38	$26	$33	$28

Net deferred tax assets		$64		$61

	Deferred tax asset (liability)
	February 1, 2014		February 2, 2013
Michaels Stores, Inc. (In millions)
	Current	Noncurrent	Current	Noncurrent

Net operating loss, general business credit, foreign tax credit and alternative minimum tax credit carryforwards	$—	$9	$—	$10
Merchandise inventories	(10)	—	(12)	—
Accrued expenses	11	1	13	1
State income taxes	(1)	4	(1)	3
Vacation accrual	8	—	7	—
Share-based compensation	—	22	—	29
Deferred rent	2	15	2	14
Other deferred tax assets	7	4	4	3
State valuation allowance	—	(9)	—	(10)
Bonus accrual	—	2	—	3
Gift cards	5	—	4	—
Property and equipment	—	(25)	—	(29)
Foreign taxes	—	—	1	—
Workers' compensation	19	—	19	—
Cancellation of debt income	—	(40)	—	(39)
Original issue discount related to cancellation of debt income	—	41	—	41
Other deferred tax (liabilities) assets	(3)	2	(4)	2

	$38	$26	$33	$28

Net deferred tax assets		$64		$61

The federal, state and international income tax provision for The Michaels Companies, Inc. and Michaels Stores, Inc. are as follows:

	The Michaels Companies, Inc			Michaels Stores, Inc
	Fiscal year			Fiscal year
	2013	2012	2011	2013	2012	2011

	(In millions)			(In millions)
Federal:
Current	$114	$92	$46	$125	$92	$46
Deferred	(1)	(7)	18	—	(7)	18

Total federal income tax provision	113	85	64	125	85	64
State:
Current	15	10	13	15	10	13
Deferred	(4)	1	1	(4)	1	1

Total state income tax provision	11	11	14	11	11	14
International:
Current	11	20	22	11	20	22
Deferred	1	(1)	—	1	(1)	—

Total international income tax provision	12	19	22	12	19	22

Total income tax provision	$136	$115	$100	$148	$115	$100

The reconciliation between the actual income tax provision and the income tax provision calculated by applying the federal statutory tax rate is as follows:

	Fiscal year
(In millions)	2013	2012	2011

Income tax provision at statutory rate	$133	$111	$91
State income taxes, net of federal income tax effect	8	6	7
Federal tax credits	(1)	—	(2)
Unrecognized tax benefits	—	(1)	1
State valuation allowance	(1)	—	—
Other	(3)	(1)	3

Total income tax provision	$136	$115	$100

At February 1, 2014, we had state net operating loss carryforwards to reduce future taxable income of approximately $9 million, net of federal tax benefits, expiring at various dates between fiscal 2014 and fiscal 2032. The valuation allowance related to state net operating loss carryforwards was decreased to $9 million in fiscal 2013 due to the expiration of state net operating losses. We believe it is more likely than not that we will be unable to realize these amounts.

In fiscal 2013, we reduced our valuation allowance by $1 million and our deferred tax assets related to state net operating loss carryforwards by $1 million reflecting the unrecognized tax benefits in those respective jurisdictions.

Uncertain tax positions

We operate in a number of tax jurisdictions and are subject to examination of our income tax returns by tax authorities in those jurisdictions who may challenge any item on these tax returns. Because the tax matters challenged by tax authorities are typically complex, the ultimate outcome of these challenges is uncertain.

In accordance with ASC 740, Income Taxes, we recognize the benefits of uncertain tax positions in our financial statements only after determining a more likely than not probability that the uncertain tax positions will be sustained. A reconciliation of gross unrecognized tax benefits, including reduction of deferred tax assets for state operating losses, from the end of fiscal year 2012 through the end of fiscal 2013 is as follows:

(In millions)	Fiscal year 2013

Balance at February 2, 2013	$14
Additions based on tax positions related to the current year	1
Reductions for tax positions related to prior years	—
Reductions for expiration of statute of limitations	(3)

Balance at February 1, 2014	$12

Included in the balance of unrecognized tax benefits at February 1, 2014, is $6 million which, if recognized, would affect tax expense.

Our policy is to classify all income tax related interest and penalties as income tax expense. As of February 1, 2014, our accrual for potential payments of interest and penalties was $2 million.

We identified our federal return, Canadian tax return and state returns in California, Florida, Illinois, Michigan, New York, North Carolina, Pennsylvania and Texas as "major" jurisdictions. The periods subject to examination for our federal return are fiscal 2010 to present, fiscal 2007 to present for our Canadian returns, and fiscal 2009 to present for all major state tax returns. The pretax income from foreign operations for fiscal 2013, fiscal 2012, and fiscal 2011 was $39 million, $52 million, and $51 million, respectively.